Loss per share	6 Months Ended
Jun. 30, 2025
Net loss per share attributable to ordinary shareholders
Loss per share

15	Loss per share

The following table sets forth the computation of basic and diluted loss per share attributable to ordinary shareholders for the six months ended June 30, 2025 and 2024 (in thousands):

	For the six months ended June 30,
	2024	2025	2025
	S$’000	S$’000	US$’000

Net loss and other comprehensive loss	(13,505)	(5,045)	(3,966)
Less: Comprehensive loss attributable to non-controlling interest	(12)	(2)	(2)
Comprehensive loss for the period attributable to Ryde Group Ltd	(13,493)	(5,043)	(3,964)

Basic weighted-average ordinary shares outstanding	16,577	27,391	27,391

Basic and diluted loss per share attributable to Ryde Group Ltd	(0.81)	(0.18)	(0.14)